Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt
Schedule of outstanding short term debt

	Annual		As of	As of
Name	interest rates	Term	December 31, 2023	December 31, 2024
			RMB	RMB	US$
Short-term loans
Short-term bank loans	2.30%-5.00%	0.5-1 year	89,920	110,021	15,073

Schedule of long-term debt

	Annual		As of	As of
	interest rates	Term	December 31, 2023	December 31, 2024
			RMB	RMB	US$
Long-term debt, current portion	5.55% - 10.46%	3-4.5 years	2,733	2,827	387
Long-term debt, non-current portion	5.55% - 10.46%	3-4.5 years	7,533	4,706	645
Total			10,266	7,533	1,032

Schedule of maturities of the debt	As of December 31, 2024, maturities of the debt are as follows:

	RMB	US$
2025	112,848	15,460
2026	2,802	385
2027	1,361	186
2028	543	74
Total	117,554	16,105